UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-8081

Name of Fund:  MuniHoldings Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniHoldings Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/06

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniHoldings Fund, Inc.


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                             Face
State                      Amount    Municipal Bonds                                                                     Value
Alabama - 3.0%         $    1,750    Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
                                     Series A, 6.125% due 12/01/2024                                                 $      1,945
                            4,550    Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                     5% due 1/01/2024                                                                       4,753

Arizona - 2.7%                       Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                     Schools Project 1), Series A:
                              935        6.50% due 7/01/2012                                                                  941
                            2,300        6.75% due 7/01/2029                                                                2,262
                            3,000    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                     Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                       2,266
                              675    Show Low, Arizona, Improvement District No. 5, Special Assessment Bonds, 6.375%
                                     due 1/01/2015                                                                            704

Arkansas - 1.0%             2,000    University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                     Series B, 5% due 11/01/2023 (h)                                                        2,134

California - 26.3%            875    Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds,
                                     5.60% due 7/01/2013                                                                      890
                            2,965    California Infrastructure and Economic Development Bank, Insured Revenue Bonds
                                     (Rand Corporation), Series A, 5.50% due 4/01/2032 (a)                                  3,258
                            3,405    California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                     Series 878Z, 7.778% due 12/01/2009 (g)(h)                                              3,979
                            7,000    California State Department of Water Resources, Power Supply Revenue Bonds,
                                     Series A, 5.25% due 5/01/2020                                                          7,519
                            3,000    California State, GO, Refunding, 5.375% due 10/01/2027                                 3,228
                            6,800    California State Public Works Board, Lease Revenue Bonds (Department of
                                     Corrections), Series C, 5.25% due 6/01/2028                                            7,219
                            2,500    California State, Various Purpose, GO, 5.50% due 4/01/2028                             2,755
                            3,870    California Statewide Communities Development Authority, Health Facility Revenue
                                     Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                          4,301


Portfolio Abbreviations


To simplify the listings of MuniHoldings Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
VRDN       Variable Rate Demand Notes



MuniHoldings Fund, Inc.


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                             Face
State                      Amount    Municipal Bonds                                                                     Value
California             $    2,000    East Side Union High School District, California, Santa Clara County, GO
<concluded)                          (Election of 2002), Series D, 5% due 8/01/2021 (e)                              $      2,138
                                     Golden State Tobacco Securitization Corporation of California, Tobacco
                                     Settlement Revenue Bonds:
                            1,165        Series A-3, 7.875% due 6/01/2042                                                   1,452
                            1,670        Series B, 5.625% due 6/01/2013 (i)                                                 1,888
                            7,955    Los Angeles, California, Unified School District, GO, Series A, 5% due
                                     1/01/2028 (h)                                                                          8,396
                                     Montebello, California, Unified School District, GO (b):
                            2,405        5.61%* due 8/01/2022                                                               1,093
                            2,455        5.61%* due 8/01/2023                                                               1,058
                            2,095    Oceanside, California, Unified School District, GO (Election of 2000), Series C,
                                     5.25% due 8/01/2032 (h)                                                                2,250
                            6,000    Sacramento County, California, Sanitation District, Financing Authority Revenue
                                     Refunding Bonds, Series A, 5.875% due 12/01/2027                                       6,119
                            1,000    Sunnyvale, California, School District, GO (Election of 2004), Series A, 5% due
                                     9/01/2026 (f)                                                                          1,064
                            2,565    William S. Hart Union High School District, California, Capital Appreciation,
                                     GO (Election of 2001), Series B, 4.72%* due 9/01/2025 (f)                                983

Colorado - 2.7%             2,645    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                     Series A, 7.35% due 9/01/2031                                                          2,824
                            3,000    Interlocken, Colorado, GO, Refunding (Metropolitan District), Series A, 5.75%
                                     due 12/15/2019 (c)                                                                     3,264

Connecticut - 3.5%          2,285    Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                                     Retirement Community Project), 7.25% due 4/01/2035                                     2,372
                            2,165    Connecticut State Development Authority, Airport Facility Revenue Bonds (LearJet
                                     Inc. Project), AMT, 7.95% due 4/01/2026                                                2,606
                            2,735    Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT,
                                     8% due 4/01/2030                                                                       2,913

Florida - 7.3%              1,430    Broward County, Florida, Airport Exempt Facility Revenue Bonds (Learjet Inc.
                                     Project), AMT, 7.50% due 11/01/2020                                                    1,630
                            3,000    Hollywood, Florida, GO, 5% due 6/01/2026 (b)                                           3,194
                            2,340    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                     5.24%* due 10/01/2037 (h)                                                                445
                                     Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                     Bonds:
                            2,250        Series A, 6.25% due 5/01/2037                                                      2,375
                            2,550        Series B, 6.50% due 5/01/2037                                                      2,709
                            3,225    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Orlando Regional Healthcare), 6% due 12/01/2028                                       3,514
                              900    Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                     Assessment Bonds, Series A, 6.95% due 5/01/2033                                          969
                            1,685    Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                     Improvement Bonds, Series A, 5.90% due 5/01/2034                                       1,730

Georgia - 0.8%              1,750    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                     12/01/2024                                                                             1,903

Illinois - 3.2%               790    Beardstown, Illinois, IDR (Jefferson Smurfit Corp. Project), 8% due 10/01/2016           834
                            1,000    Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                     Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                   985
                            1,200    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due
                                     12/01/2032                                                                             1,309
                            4,000    Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.35%
                                     due 2/01/2027                                                                          4,129

Indiana - 2.4%              8,985    Allen County, Indiana, Redevelopment District Tax Increment Revenue Bonds
                                     (General Motors Development Area), 7%* due 11/15/2013                                  5,327

Kentucky - 1.0%             2,000    Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                     and Drain System Revenue Bonds, Series A, 5.50% due 5/15/2034 (h)                      2,215

Louisiana - 1.5%            3,145    Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds
                                     (Baton Rouge General Medical Center Project), 5.25% due 7/01/2033 (h)                  3,324

Maryland - 4.8%             1,875    Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills
                                     Project), 7.10% due 7/01/2009 (i)                                                      2,175
                                     Maryland State Economic Development Corporation, Student Housing Revenue Bonds
                                     (University of Maryland College Park Project):
                            1,760        6% due 6/01/2021                                                                   1,896
                            1,700        6.50% due 6/01/2027                                                                1,867
                            2,750    Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                     (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                               2,806
                            2,000    Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                     (Calvert Health System), 5.50% due 7/01/2036                                           2,130

Massachusetts - 2.3%        1,000    Massachusetts Bay Transportation Authority, Massachusetts, Assessment Revenue
                                     Bonds, Series A, 5% due 7/01/2034                                                      1,051
                            3,865    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                     Bonds, Series A, 5% due 8/15/2030 (f)                                                  4,100

Michigan - 2.9%             1,400    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                     Medical Center), Series A, 6% due 7/01/2020 (l)                                        1,519
                            4,805    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                     (Detroit Edison Pollution Control), AMT, Series B, 5.65% due 9/01/2029                 5,053

Minnesota - 1.6%            3,500    Minneapolis, Minnesota, Community Development Agency, Supported Development
                                     Revenue Refunding Bonds, Series G-3, 5.45% due 12/01/2031                              3,703

Mississippi - 4.5%          7,675    Claiborne County, Mississippi, PCR, Refunding (System Energy Resources Inc.
                                     Project), 6.20% due 2/01/2026                                                          7,678
                            2,500    Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                     Energy Resources Inc. Project), 5.90% due 5/01/2022                                    2,538

Missouri - 1.4%             2,000    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                     (Gravois Bluffs), 7% due 10/01/2021                                                    2,155
                            1,000    Missouri State Development Finance Board, Infrastructure Facilities, Revenue
                                     Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                              1,050

Nevada - 1.3%               3,000    Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70% due
                                     6/01/2022 (b)                                                                          3,039

New Jersey - 11.7%                   New Jersey EDA, Cigarette Tax Revenue Bonds:
                            5,385        5.75% due 6/15/2029                                                                5,771
                            2,280        5.75% due 6/15/2034                                                                2,430
                                     New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                            1,475        (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2031                          1,603
                            2,600        (Seabrook Village Inc.), 8.25% due 11/15/2030                                      2,948
                                     New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                     Project), AMT:
                            1,000        6.625% due 9/15/2012                                                                 972
                            2,950        6.25% due 9/15/2029                                                                2,692
                            3,325    New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                     Hospital), 6% due 7/01/2026                                                            3,590
                            3,500    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                     1/01/2030 (f)                                                                          3,710
                            2,315    Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due
                                     6/01/2041                                                                              2,799

New Mexico - 0.9%           2,000    Farmington, New Mexico, PCR, Refunding (Public Service Company-San Juan Project),
                                     Series A, 6.30% due 12/01/2016                                                         2,127

New York - 12.8%            1,190    Dutchess County, New York, IDA, Civic Facility, Revenue Refunding Bonds (Saint
                                     Francis Hospital), Series A, 7.50% due 3/01/2029                                       1,266
                            3,875    Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5%
                                     due 11/15/2030 (a)                                                                     4,108
                              535    New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                                     6.80% due 6/01/2028                                                                      566
                                     New York City, New York, GO, Refunding, Series F (h):
                            1,040        6% due 8/01/2006 (i)                                                               1,089
                              480        6% due 8/01/2016                                                                     502
                            4,240    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5.25% due 10/15/2027 (a)                                                     4,631
                            2,800    New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds
                                     (Mount Sinai-NYU Medical Center Health System), 5.50% due 7/01/2026                    2,849
                            2,715    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                     Program), Series D, 5.25% due 10/01/2023 (h)                                           2,955
                                     Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                            3,150        Series A-1, 5.50% due 6/01/2018                                                    3,504
                            3,500        Series C-1, 5.50% due 6/01/2017                                                    3,849
                            1,400        Series C-1, 5.50% due 6/01/2022                                                    1,529
                            2,080    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                     Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                        2,222

North Carolina - 0.4%       1,000    North Carolina Medical Care Commission, Health Care Housing Revenue Bonds
                                     (The ARC of North Carolina Projects), Series A, 5.80% due 10/01/2034                   1,015

Oklahoma - 0.6%             1,425    Tulsa, Oklahoma, Municipal Airport Trust Revenue Refunding Bonds (AMR Corporation),
                                     AMT, Series A, 5.375% due 12/01/2035                                                   1,399

Oregon - 0.9%               2,050    Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds (Wauna
                                     Cogeneration Project), AMT, Series B, 7.40% due 1/01/2016                              2,082

Pennsylvania - 7.6%         3,500    Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                     Utilities Corporation Project), 4.75% due 2/15/2027 (b)                                3,575
                            3,500    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                     Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                  3,729
                              725    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                     12/01/2017                                                                               741
                            2,500    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development (Days Inn),
                                     Refunding, Series B, 6.50% due 10/01/2027                                              2,581
                                     Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                     Revenue Bonds:
                            1,105        (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                          1,123
                            1,245        (Saligman House Project), Series C, 6.10% due 7/01/2033                            1,265
                            3,500    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                     Healthcare System), Series B, 7.125% due 12/01/2031                                    4,157

Rhode Island - 1.4%         2,820    Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                     Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2032                         3,130

South Carolina - 1.6%       3,020    Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                     Refunding Bonds, Series A, 6.375% due 8/15/2012 (i)                                    3,549

Tennessee - 6.0%            4,500    Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                                     7.75% due 8/01/2017                                                                    4,686
                            4,575    Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                     Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (i)       5,404
                            3,400    Tennessee Educational Loan Revenue Bonds (Educational Funding South Inc.), AMT,
                                     Senior Series B, 6.20% due 12/01/2021                                                  3,486

Texas - 15.5%               4,000    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     First Tier, Series A, 6.70% due 1/01/2028                                              4,311
                                     Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Scott & White Memorial Hospital), VRDN (h)(k):
                              200        Series 2001-2, 2.26% due 8/15/2031                                                   200
                            3,040        Series B-1, 2.26% due 8/15/2029                                                    3,040
                            1,000    Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                     Series B, 4.75% due 5/01/2029                                                          1,018
                            2,340    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                     Project), Series B, 7.75% due 12/01/2018                                               2,599
                            3,875    Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                     Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                     due 5/15/2033                                                                          4,304
                            1,800    Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                     Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034     1,977
                            3,000    Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                     6.375% due 4/01/2027                                                                   3,203
                            1,485    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                     (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                      1,631
                            1,425    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                     Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                     11/01/2031                                                                             1,523
                            2,500    Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                                     6.45% due 11/01/2030                                                                   2,655
                            5,750    Texas State Department of Housing and Community Affairs, Residential Mortgage
                                     Revenue Bonds, AMT, Series A, 5.70% due 1/01/2033 (d)                                  5,877
                            2,850    Texas State Department of Housing and Community Affairs, Residential Mortgage
                                     Revenue Refunding Bonds, AMT, Series B, 5.25% due 7/01/2022 (d)                        2,942

Vermont - 1.1%              2,370    Vermont Educational and Health Buildings, Financing Agency Revenue Bonds
                                     (Developmental and Mental Health), Series A, 6% due 6/15/2017                          2,486

Virginia - 6.6%             1,150    Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                     Series A, 5.875% due 6/01/2017                                                         1,257
                            3,000    Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                     Series A, 6.10% due 2/01/2011 (a)                                                      3,342
                                     Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds:
                            3,825        Senior-Series A, 5.50% due 8/15/2028                                               3,981
                            1,500        Senior-Series B, 8.40%* due 8/15/2029                                                380
                              300        Senior-Series B, 8.80%* due 8/15/2030                                                 72
                            5,000    Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                                     5.625% due 6/01/2037                                                                   5,273
                              720    Virginia State HDA, Commonwealth Mortgage Revenue Bonds, Series J, Sub-Series J-1,
                                     5.20% due 7/01/2019 (h)                                                                  725

Washington - 0.6%           1,380    Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                     6.125% due 12/01/2032                                                                  1,375

West Virginia - 0.4%        1,000    Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                                     Association Inc. Project), 6% due 5/01/2019                                              925

Wisconsin - 1.2%                     Wisconsin State Health and Educational Facilities Authority Revenue Bonds:
                              825        (New Castle Place Project), Series A, 7% due 12/01/2031                              853
                            1,755        (Synergyhealth Inc.), 6% due 11/15/2032                                            1,889

Wyoming - 1.3%              3,000    Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                                     Project), AMT, Series B, 6.90% due 9/01/2024                                           3,041

Puerto Rico - 2.6%          4,005    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                     7/01/2027 (e)                                                                          4,273
                            2,060    Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                     Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                     Series A, 6.45% due 12/01/2025                                                         1,657

U.S. Virgin Islands - 1.7%  3,460    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                                     Coker Project), AMT, 6.50% due 7/01/2021                                               3,938

                                     Total Municipal Bonds (Cost - $319,033) - 149.1%                                     338,307


                           Shares
                             Held    Short-Term Securities
                                9    Merrill Lynch Institutional Tax-Exempt Fund (j)                                            9

                                     Total Short-Term Securities (Cost - $9) - 0.0%                                             9

                                     Total Investments (Cost - $319,042**) - 149.1%                                       338,316
                                     Liabilities in Excess of Other Assets - (0.6%)                                       (1,339)
                                     Preferred Stock, at Redemption Value - (48.5%)                                     (110,023)
                                                                                                                     ------------
                                     Net Assets Applicable to Common Stock - 100.0%                                  $    226,954
                                                                                                                     ============


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                             (in Thousands)

    Aggregate cost                                           $      319,042
                                                             ==============
    Gross unrealized appreciation                            $       20,381
    Gross unrealized depreciation                                   (1,107)
                                                             --------------
    Net unrealized appreciation                              $       19,274
                                                             ==============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) Radian Insured.

(d) FNMA/GNMA Collateralized.

(e) XL Capital Insured.

(f) FSA Insured.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) MBIA Insured.

(i) Prerefunded.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                             (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity             Income

    Merrill Lynch Institutional
       Tax-Exempt Fund                             -                     -*

    * Amount is less than $1,000.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l) ACA Insured.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniHoldings Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniHoldings Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniHoldings Fund, Inc.


Date: September 23, 2005